Award Timing Disclosure	12 Months Ended
Oct. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Stock Options
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Stock options align the shareholders’ and option holders’ interests because the option holders do not receive any gain from their options unless the shareholders experience a gain because HEICO’s share price increases

▪	Stock options are very important to some executives
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As a result of shareholder feedback in connection with the Company’s 2024 Annual Meeting of Shareholders, as described above in “Shareholder Engagement on Say-on-Pay,” the Committee refrained from issuing options to the NEOs in Fiscal 2024, but resumed option issuance in Fiscal 2025

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As a result of shareholder feedback in connection with the Company's 2025 Annual Meeting of Shareholders, as described above in “Shareholder Engagement on Say-on-Pay,” the Fiscal 2025 options granted to the NEOs were tied to company performance rather than the passage of time

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All of the stock options awarded to our Named Executive Officers in fiscal 2025 are performance-based and vest over a five-year period. They vest at a rate of 20% per year following the completion of each annual performance measurement period, as long as the Company’s net income attributable to HEICO increases by 5% during such period. The first annual performance measurement period commences on the first day of the fiscal quarter immediately following the grant date of the award, and each subsequent annual performance measurement period commences on the day immediately following the end of the prior performance measurement period. If net income attributable to HEICO increases less than 5% in any of those five years, the stock options that were scheduled to vest in that year do not vest. At the end of the five-year vesting period, any unvested stock options are no longer exercisable by the Named Executive Officer, unless the Company’s net income attributable to HEICO has increased by an aggregate of 27.63% over the five-year vesting period, in which case all of the options become exercisable. The grants were structured this way to provide both short- and long-term incentives to ensure our Named Executive Officers are willing to take actions that might penalize them in the short term, but provide long-term growth

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The Committee generally awards stock options to the Named Executive Officers every other fiscal year, as that is the practice used for HEICO Team Members generally and the Named Executive Officers have asked to be treated the same as other Team Members are treated

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The Committee stated that the fiscal 2025 option grants were performance-based, as a result of shareholder feedback in connection with the Company's 2025 Annual Meeting of Shareholders. As described above in “Shareholder Engagement on Say-on-Pay,” the Fiscal 2025 options granted to the NEOs were tied to company performance rather than solely the passage of time

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The Committee does not take material nonpublic information into account when determining the timing and terms of equity awards. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation

Award Timing Method
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As a result of shareholder feedback in connection with the Company’s 2024 Annual Meeting of Shareholders, as described above in “Shareholder Engagement on Say-on-Pay,” the Committee refrained from issuing options to the NEOs in Fiscal 2024, but resumed option issuance in Fiscal 2025

▪
As a result of shareholder feedback in connection with the Company's 2025 Annual Meeting of Shareholders, as described above in “Shareholder Engagement on Say-on-Pay,” the Fiscal 2025 options granted to the NEOs were tied to company performance rather than the passage of time

▪
All of the stock options awarded to our Named Executive Officers in fiscal 2025 are performance-based and vest over a five-year period. They vest at a rate of 20% per year following the completion of each annual performance measurement period, as long as the Company’s net income attributable to HEICO increases by 5% during such period. The first annual performance measurement period commences on the first day of the fiscal quarter immediately following the grant date of the award, and each subsequent annual performance measurement period commences on the day immediately following the end of the prior performance measurement period. If net income attributable to HEICO increases less than 5% in any of those five years, the stock options that were scheduled to vest in that year do not vest. At the end of the five-year vesting period, any unvested stock options are no longer exercisable by the Named Executive Officer, unless the Company’s net income attributable to HEICO has increased by an aggregate of 27.63% over the five-year vesting period, in which case all of the options become exercisable. The grants were structured this way to provide both short- and long-term incentives to ensure our Named Executive Officers are willing to take actions that might penalize them in the short term, but provide long-term growth

▪
The Committee generally awards stock options to the Named Executive Officers every other fiscal year, as that is the practice used for HEICO Team Members generally and the Named Executive Officers have asked to be treated the same as other Team Members are treated

▪
The Committee stated that the fiscal 2025 option grants were performance-based, as a result of shareholder feedback in connection with the Company's 2025 Annual Meeting of Shareholders. As described above in “Shareholder Engagement on Say-on-Pay,” the Fiscal 2025 options granted to the NEOs were tied to company performance rather than solely the passage of time

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
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The Committee does not take material nonpublic information into account when determining the timing and terms of equity awards. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation

MNPI Disclosure Timed for Compensation Value	false